Fair Value Measurements (Fair Value Options Reported) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	$ (41)	$ 50
Corporate [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	13	10
CRE CDOs [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	63	(33)
Commercial Mortgage Backed Securities [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	(2)	0
Foreign Government Debt Securities [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	(86)	45
Residential Mortgage Backed Securities [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	5	0
Credit-linked notes [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	$ (34)	$ 28